Share-Based Compensation - Summary of Stock Based Compensation Expense (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of stockbased compensation expense [Line Items]
Total	₽ 7,820	₽ 644	₽ 190
Fulfillment and delivery [Member]
Disclosure of stockbased compensation expense [Line Items]
Stock based compensation expense	635	53	19
Sales and marketing [Member]
Disclosure of stockbased compensation expense [Line Items]
Stock based compensation expense	1,013	81	14
Technology and content [Member]
Disclosure of stockbased compensation expense [Line Items]
Stock based compensation expense	2,245	152	16
General and administrative [Member]
Disclosure of stockbased compensation expense [Line Items]
Stock based compensation expense	₽ 3,927	₽ 358	₽ 141